Disaggregated Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Disaggregated Revenue [Abstract]
Schedule of Revenue from Contracts with Customers

The following is the Company’s revenue from contracts with customers that are recognized at a point in time, in accordance with ASC Topic 606, by major transactional based services:

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000
Corporate finance services
Corporate consultancy income	993	120	951
Company secretarial services income	6	-	-
	999	120	951

Wealth management and virtual assets services
Securities and virtual assets brokerage commission income	55	25	55
Securities and virtual assets brokerage handling income	55	26	19
	110	51	74

Asset management services
Fund subscription fee – related parties	16	22	3

Other services
Referral income	-	261	497

Total revenues recognized at a point in time	1,125	454	1,525

The following is the Company’s revenue from contracts with customers for services recognized over a period of time in accordance with ASC Topic 606, by major service type:

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000

Interest income
Other securities brokerage financing	30	128	27

Wealth management services
Investment advisory income	1,025	2,860	2,515

Asset management services
Management fee income – related parties	429	311	236
Performance fee income – related parties	210	538	150
	639	849	386

Total revenues recognized over a period of time	1,694	3,837	2,928